Equity (Receivable) (Details) - USD ($)			1 Months Ended			9 Months Ended	12 Months Ended
	Jun. 05, 2017	May 17, 2017	Mar. 31, 2017	Nov. 30, 2016	Aug. 31, 2015	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 02, 2017
Notes receivable from unit-holders
Receivable from unit-holders									$ 10
Notes receivable from unit-holders
Notes receivable from unit-holders
Receivable from unit-holders						$ 837,000	$ 4,688,000
Accrued interest receivable from unit-holders						$ 108,000	$ 457,000
Solaris LLC
Notes receivable from unit-holders
Units issued during period (in units)		32,365,823				0	0
Solaris LLC | Notes receivable from unit-holders
Notes receivable from unit-holders
Unit price (in dollars per unit)						$ 100	$ 100
Receivable interest rate (as a percent)						6.00%	6.00%
Units issued (in units)						8,367		55,577
Units issued during period (in units)				8,701	10,526	0	0	66,103
Proceeds from collection of notes receivable	$ 446,000	$ 668,000	$ 2,700,000	$ 870,000
Proceeds from collection of interest receivable	$ 50,000	$ 88,000	$ 315,000	$ 78,000
Receivable from unit-holders							$ 4,688,000	$ 5,558,000
Accrued interest receivable from unit-holders							$ 457,000	$ 208,000